Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value-Added Tax receivable	$ 657	$ 352
Advanced payment to suppliers	346	1,025
Deposits, current	5	3
Total other current assets	$ 1,008	$ 1,380